Shareholder Fees - FidelitySAISustainableMunicipalIncomeSustainableConservativeIncomeMunicipalBondFunds-ComboPRO	Apr. 01, 2025 USD ($)
FidelitySAISustainableMunicipalIncomeSustainableConservativeIncomeMunicipalBondFunds-ComboPRO | Fidelity SAI Sustainable Municipal Income Fund
Shareholder Fees:
(fees paid directly from your investment)	none